UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS	Mar. 31, 2026 USD ($)	Mar. 31, 2026 JPY (¥)	Dec. 31, 2025 JPY (¥)
CURRENT ASSETS
Cash	$ 15,574,347	¥ 2,477,567,162	¥ 2,524,082,266
Accounts receivable, net	4,945,794	786,776,869	731,083,491
Inventories, net	86,345	13,735,828	21,578,477
Prepaid expenses	1,593,377	253,474,342	158,040,280
Other current assets	282,998	45,019,332	38,219,685
TOTAL CURRENT ASSETS	22,482,861	3,576,573,533	3,473,004,199
NON-CURRENT ASSETS
Property and equipment, net	626,475	99,659,727	96,456,471
Intangible assets, net	168,982	26,881,643	29,631,015
Operating lease right-of-use assets	3,000,478	477,316,039	482,694,859
Finance lease right-of-use assets	1,431,509	227,724,404	236,908,226
Long-term deposits	979,477	155,815,142	150,216,792
Long-term investment	157,506	25,056,000	5,736,500
Deferred tax assets, net	927,625	147,566,531	164,082,227
Goodwill	176,012	27,999,994	27,999,994
Other non-current assets	56,768	9,030,715	8,470,398
TOTAL NON-CURRENT ASSETS	7,524,832	1,197,050,195	1,202,196,482
TOTAL ASSETS	30,007,693	4,773,623,728	4,675,200,681
CURRENT LIABILITIES
Short-term loans	628,615	100,000,000	100,000,000
Current portion of long-term loans	721,813	114,826,000	151,030,000
Bond payable, current	502,892	80,000,000	40,000,000
Accounts payable	1,353,575	215,326,762	196,849,154
Accrued liabilities	6,719,886	1,068,999,496	1,160,996,435
Income tax payable	177,232	28,193,977	43,499,500
Contract liabilities, current	498,972	79,376,490	154,074,620
Operating lease liabilities, current	915,108	145,575,433	138,880,117
Finance lease liabilities, current	556,521	88,531,359	88,017,810
Other current liabilities	1,217,517	193,682,649	176,592,537
TOTAL CURRENT LIABILITIES	13,292,131	2,114,512,166	2,249,940,173
NON-CURRENT LIABILITIES
Long-term loans, net of current portion	52,615	8,370,000	24,422,000
Bond payable, non-current	1,078,635	171,589,348	18,175,440
Contract liabilities, non-current	54,441	8,660,455	12,817,448
Operating lease liabilities, non-current	2,091,078	332,648,745	347,365,643
Finance lease liabilities, non-current	854,414	135,920,091	144,989,192
Assets retirement obligations	194,117	30,880,049	30,775,915
TOTAL NON-CURRENT LIABILITIES	4,325,300	688,068,688	578,545,638
TOTAL LIABILITIES	17,617,431	2,802,580,854	2,828,485,811
SHAREHOLDERS’ EQUITY
Ordinary shares, 80,000,000 shares authorized; 26,560,660 shares issued and 26,160,61 shares outstanding as of December 31, 2025 and March 31, 2026	2,576,271	409,833,241	409,833,241
Additional paid-in capital	4,946,610	786,906,631	786,906,631
Treasury shares, 400,041 shares as of December 31,2025 and March 31, 2026	(628,692)	(100,012,265)	(100,012,265)
Retained earnings	5,496,073	874,315,267	749,987,263
TOTAL SHAREHOLDERS' EQUITY	12,390,262	1,971,042,874	1,846,714,870
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 30,007,693	¥ 4,773,623,728	¥ 4,675,200,681